UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 30, 2014 to August 3, 2014

Commission File Number of issuing entity: 333-187718-03

GE EQUIPMENT TRANSPORTATION LLC, SERIES 2013-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-187718

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GENERAL ELECTRIC CAPITAL CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

10 Riverview Drive, Danbury, Connecticut	06810
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 749-2101
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2013-2 Asset Backed notes in the Classes Specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in Exhibit 99.1

Introductory and explanatory information regarding the material terms, parties and distributions in Exhibit 99.1 is included in the Prospectus Supplement relating the Asset Backed Notes, Series 2013-2 (the “Series 2013-2 Notes”), dated October 23, 2013 and the related Prospectus dated October 17, 2013 (collectively, the “2013-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-2 Notes were offered under the 2013-2 Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class B.

No assets securitized by General Electric Capital Corporation (the “Securitizer”) and held by GE Equipment Transportation LLC, Series 2013-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period June 30, 2014 through August 3, 2014.

The Securitizer filed its most recent Form ABS-15G on February 7, 2014. The CIK number of the Securitizer is 0000040554.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Citibank, N.A., as indenture trustee, has provided the following information to the Issuing Entity for inclusion in this Form 10-D:

Citibank, N.A. (“Citibank”) is acting as Indenture Trustee of this ABS Transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings.  In connection with its role as trustee of certain RMBS transactions, Citibank has been named as a defendant in civil litigation.  A group of 48 private-label RMBS trusts for which Citibank served as trustee filed a civil action on June 18, 2014 against Citibank in the Supreme Court of the State of New York asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the RMBS trusts.  Neither the above-disclosed litigation nor any other legal proceedings involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Indenture for this ABS transaction.

There can be no assurances as to the outcome of the litigation or the possible impact of the litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and intends to vigorously defend the litigation.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Default Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Nothing to report.

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Item 6. Significant Obligors of Pool Assets.

Nothing to report.

Item 7. Significant Enhancement Provider Information.

Nothing to report.

Item 8. Other Information.

Nothing to report.

Item 9. Exhibits.

(a) Documents filed as part of this report Exhibit 99.1 2013-2 Monthly Noteholder’s Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C.
(Depositor)

Dated: August 28, 2014	By:	/s/ Michael Ablondi
		Name:	Michael Ablondi
		Title:	Vice President and Principal Servicing Officer

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